Retirement and Pension Plans (Schedule of Projected Benefit Obligations and Fair Value of Plan Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retirement and Pension Plans
Projected benefit obligations	¥ 163,060	¥ 166,643
Fair value of plan assets	127,775	126,466
Accumulated benefit obligations	161,322	165,148
Fair value of plan assets	¥ 126,380	¥ 125,074